Apr. 30, 2025
MUIRFIELD FUND
MUIRFIELD FUND
INVESTMENT OBJECTIVE
The investment objective of the Muirfield Fund (the “Fund”) is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MUIRFIELD FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.63%	0.63%	0.63%
Distribution/Service (12b-1) Fees		none	none	0.20%
Other Expenses		0.30%	0.22%	0.31%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		0.99%	0.91%	1.20%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - MUIRFIELD FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	101	315	547	1,213
Adviser Class	93	290	504	1,120
Retail Class	122	381	660	1,455

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 312% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may invest in index funds and index-based investments.

The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

When selecting investments for the Fund Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

There are no investment limitations on market capitalization range or geographic region. The Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Utilizing its unconstrained tactical strategy, the Fund may invest up to 100% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2020	10.98%
Worst Quarter:	1st Qtr. 2020	-18.20%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - MUIRFIELD FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	17.13%	8.40%	7.15%	Oct. 31, 2016
Adviser Class	17.28%	8.49%	7.13%	Oct. 31, 2016
Retail Class	16.90%	8.14%	6.87%	Aug. 10, 1988
Retail Class | After Taxes on Distributions	12.02%	6.60%	5.51%
Retail Class | After Taxes on Distributions and Sales	11.92%	6.03%	5.03%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses, or Taxes)	8.27%	5.37%	6.05%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, which reflects the returns of the market in which the Fund invests.

MUIRFIELD FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
MUIRFIELD FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
MUIRFIELD FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

MUIRFIELD FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

MUIRFIELD FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

MUIRFIELD FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

MUIRFIELD FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

MUIRFIELD FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

MUIRFIELD FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

MUIRFIELD FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

MUIRFIELD FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

MUIRFIELD FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end fund’s share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

MUIRFIELD FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

MUIRFIELD FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

MUIRFIELD FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

MUIRFIELD FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these type of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

MUIRFIELD FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

MUIRFIELD FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

MUIRFIELD FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

MUIRFIELD FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

MUIRFIELD FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

MUIRFIELD FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

MUIRFIELD FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

MUIRFIELD FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

MUIRFIELD FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

MUIRFIELD FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

SPECTRUM FUND
SPECTRUM FUND
INVESTMENT OBJECTIVE
The investment objective of the Spectrum Fund (the “Fund”) is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPECTRUM FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.74%	0.74%	0.74%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.42%	0.34%	0.53%
Dividends on Short Sales and Interest Expense		0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.51%	1.43%	1.87%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - SPECTRUM FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	154	477	824	1,802
Adviser Class	146	452	782	1,713
Retail Class	190	588	1,011	2,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies (“underlying funds”), which include domestic and foreign mutual funds, which may include emerging markets, as well in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s typical long equity investment exposure will range from 0% to 150% of net assets, while the Fund’s typical short equity investment exposure will range from 0% to 50% of net assets. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may also establish long or short positions in index funds and index-based investments. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

The Fund’s use of leverage and short positions will vary over time based on Meeder Asset Management, Inc.’s (the “Adviser”) assessment of market conditions, prevailing interest rates and other factors. When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

There are no investment limitations on the market capitalization range or geographic region. The Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Utilizing its unconstrained tactical strategy, the Fund may invest up to 100% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2020	10.87%
Worst Quarter:	1st Qtr. 2020	-21.17%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - SPECTRUM FUND	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	18.66%	7.83%	7.30%	Oct. 31, 2016
Adviser Class	18.82%	7.89%	7.27%	Oct. 31, 2016
Retail Class	18.21%	7.42%	6.95%	Jan. 01, 2015
Retail Class | After Taxes on Distributions	15.77%	5.99%	5.86%
Retail Class | After Taxes on Distributions and Sales	12.36%	5.54%	5.29%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.54%
Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses, or Taxes)	8.27%	5.37%	6.05%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, reflects the returns of the market in which the Fund invests.

SPECTRUM FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SPECTRUM FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
SPECTRUM FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

SPECTRUM FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

SPECTRUM FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

SPECTRUM FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

SPECTRUM FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

SPECTRUM FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

SPECTRUM FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

SPECTRUM FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

SPECTRUM FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

SPECTRUM FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

SPECTRUM FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

SPECTRUM FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

SPECTRUM FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

SPECTRUM FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

SPECTRUM FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

SPECTRUM FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SPECTRUM FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

SPECTRUM FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

SPECTRUM FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

SPECTRUM FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

SPECTRUM FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

SPECTRUM FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

SPECTRUM FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

SPECTRUM FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

SPECTRUM FUND | Leverage Risk

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

SPECTRUM FUND | Short Sale Risk

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

GLOBAL ALLOCATION FUND
GLOBAL ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation Fund (the “Fund”) is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GLOBAL ALLOCATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.71%	0.69%	0.86%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.61%	1.59%	2.01%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - GLOBAL ALLOCATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	164	508	876	1,911
Adviser Class	162	502	866	1,889
Retail Class	204	630	1,083	2,338

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund has significant flexibility to invest in a broad range of equity and fixed income asset classes in the United States and other markets throughout the world, both developed and emerging. Meeder Asset Management, Inc. (the “Adviser”) employs a flexible asset allocation approach in constructing the Fund’s portfolio. Under normal circumstances, the Fund will invest at least 40% of its net assets in countries other than the United States (“Non-U.S. Countries”). In managing the Fund, the Adviser will normally invest in issuers in at least three countries other than the United States. The Adviser has flexibility to allocate the Fund’s assets between equity and fixed income securities and under normal circumstances up to 90% of the fund’s net assets may be invested entirely in equity or fixed income assets based on the Adviser’s assessment of current market conditions and the relative opportunities within each asset class.

The Fund’s equity investments include common stock, preferred stock, equity investment companies (“underlying funds”), which include domestic and foreign mutual funds as well as exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The Fund is generally unconstrained by any particular capitalization with regard to its equity investments.

The Fund’s fixed income investments include fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. Investments in fixed income securities may also include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including United States and foreign investment grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, and repurchase agreements. The Fund is generally unconstrained with regard to the duration of its fixed income investments.

The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities.

Within the equity portion of the strategy, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Consistent with its Principal Investment Strategies, the Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2020	12.18%
Worst Quarter:	1st Qtr. 2020	-19.43%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - GLOBAL ALLOCATION FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	9.44%	5.33%	5.00%	Oct. 31, 2016
Adviser Class	9.42%	5.30%	4.92%	Oct. 31, 2016
Retail Class	9.02%	4.89%	4.62%	Jan. 31, 2006
Retail Class | After Taxes on Distributions	5.14%	3.19%	3.39%
Retail Class | After Taxes on Distributions and Sales	6.79%	3.40%	3.31%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.55%
Morningstar Global Allocation Index (Reflects No Deductions for Fees, Expenses, or Taxes)	9.78%	5.45%	6.01%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Global Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which was focused on equity investments in global securities.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Global Allocation Index, which represents a multi-asset portfolio of 60% global equities and 40% global bonds, reflects the returns of the market in which the Fund invests.

GLOBAL ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GLOBAL ALLOCATION FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
GLOBAL ALLOCATION FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

GLOBAL ALLOCATION FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

GLOBAL ALLOCATION FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

GLOBAL ALLOCATION FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

GLOBAL ALLOCATION FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

GLOBAL ALLOCATION FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

GLOBAL ALLOCATION FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

GLOBAL ALLOCATION FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

GLOBAL ALLOCATION FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

GLOBAL ALLOCATION FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

GLOBAL ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

GLOBAL ALLOCATION FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

GLOBAL ALLOCATION FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

GLOBAL ALLOCATION FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

GLOBAL ALLOCATION FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

GLOBAL ALLOCATION FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

GLOBAL ALLOCATION FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

GLOBAL ALLOCATION FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

GLOBAL ALLOCATION FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

GLOBAL ALLOCATION FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

GLOBAL ALLOCATION FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

GLOBAL ALLOCATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

GLOBAL ALLOCATION FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

GLOBAL ALLOCATION FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

GLOBAL ALLOCATION FUND | Asset-backed Securities Risk

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

GLOBAL ALLOCATION FUND | Government Securities Risk

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

GLOBAL ALLOCATION FUND | Convertible Securities Risk

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock or may be exposed to the interest rate or credit.

GLOBAL ALLOCATION FUND | Inflation-Linked Debt Securities Risk

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

GLOBAL ALLOCATION FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

GLOBAL ALLOCATION FUND | Sovereign Debt Risk

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

BALANCED FUND
BALANCED FUND
INVESTMENT OBJECTIVE
The investment objective of the Balanced Fund (the “Fund”) is to provide income and long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BALANCED FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.68%	0.68%	0.68%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.38%	0.30%	0.42%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.21%	1.13%	1.50%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - BALANCED FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	123	384	665	1,466
Adviser Class	115	359	622	1,375
Retail Class	153	474	818	1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 247% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. The Fund may invest in index funds and index-based investments.

The Fund may also invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Under normal circumstances, the Fund will have a minimum of 30% and a maximum of 70% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region including investments in emerging markets. The Fund will also have a minimum of 30% and a maximum of 70% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash equivalents, income-producing securities including domestic and foreign investment grade and below investment grade bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options, and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. Consistent with its Principal Investment Strategies, the Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities.

The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund, within the parameters described above. When the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity securities and underlying equity funds in order to attempt to minimize the risk of loss of capital. The Fund may also reduce its equity exposure by selling short stock index futures contracts. The Fund’s goal is to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2020	8.57%
Worst Quarter:	1st Qtr. 2020	-13.54%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - BALANCED FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	12.15%	6.23%	5.53%	Oct. 31, 2016
Adviser Class	12.27%	6.24%	5.49%	Oct. 31, 2016
Retail Class	11.80%	5.84%	5.18%	Jan. 31, 2006
Retail Class | After Taxes on Distributions	7.74%	4.17%	3.88%
Retail Class | After Taxes on Distributions and Sales	8.51%	4.12%	3.65%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)	8.27%	5.37%	6.05%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Moderate Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 60% allocation to equities, reflects the returns of the market in which the Fund invests.

BALANCED FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BALANCED FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
BALANCED FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

BALANCED FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

BALANCED FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

BALANCED FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

BALANCED FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

BALANCED FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

BALANCED FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

BALANCED FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

BALANCED FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

BALANCED FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

BALANCED FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

BALANCED FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

BALANCED FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

BALANCED FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

BALANCED FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

BALANCED FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

BALANCED FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

BALANCED FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

BALANCED FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

BALANCED FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

BALANCED FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

BALANCED FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

BALANCED FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

BALANCED FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

BALANCED FUND | Short Sale Risk

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

BALANCED FUND | Asset-backed Securities Risk

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

BALANCED FUND | Government Securities Risk

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

BALANCED FUND | Inflation-Linked Debt Securities Risk

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

BALANCED FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

BALANCED FUND | Sovereign Debt Risk

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay the principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

BALANCED FUND | Growth Style Risk
Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
MODERATE ALLOCATION FUND
MODERATE ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Moderate Allocation Fund (the “Fund”) is to provide total return, including capital appreciation, and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MODERATE ALLOCATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.60%	0.60%	0.60%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.43%	0.35%	0.49%
Acquired Fund Fees and Expenses	[1]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.26%	1.18%	1.57%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses would be the same if you chose not to sell your shares at the end of the time period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - MODERATE ALLOCATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	128	400	692	1,523
Adviser Class	120	375	649	1,432
Retail Class	160	496	855	1,867

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs).

Under normal circumstances, the Fund will have a maximum of 50% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including emerging markets.

The Fund will also have a minimum of 50% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, and repurchase agreements. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”), continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”), uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. The Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2023	8.07%
Worst Quarter:	1st Qtr. 2020	-10.38%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - MODERATE ALLOCATION FUND	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	9.53%	4.79%	5.91%	Oct. 31, 2016
Adviser Class	9.66%	4.85%	5.90%	Oct. 31, 2016
Retail Class	9.24%	4.42%	5.57%	Jun. 30, 2015
Retail Class | After Taxes on Distributions	7.12%	3.18%	4.33%
Retail Class | After Taxes on Distributions and Sales	6.11%	3.06%	3.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.43%
Morningstar Moderately Conservative Target Risk Index (Reflects No Deduction for Fees, Expenses or Taxes)	6.40%	3.88%	6.27%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Moderate Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which focused on dividend paying equity securities.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Morningstar Moderately Conservative Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 40% allocation to equities, reflects the returns of the market in which the Fund invests.

MODERATE ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
MODERATE ALLOCATION FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
MODERATE ALLOCATION FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

MODERATE ALLOCATION FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

MODERATE ALLOCATION FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

MODERATE ALLOCATION FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

MODERATE ALLOCATION FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

MODERATE ALLOCATION FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

MODERATE ALLOCATION FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

MODERATE ALLOCATION FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

MODERATE ALLOCATION FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

MODERATE ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

MODERATE ALLOCATION FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

MODERATE ALLOCATION FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

MODERATE ALLOCATION FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

MODERATE ALLOCATION FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

MODERATE ALLOCATION FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

MODERATE ALLOCATION FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

MODERATE ALLOCATION FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

MODERATE ALLOCATION FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

MODERATE ALLOCATION FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

MODERATE ALLOCATION FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

MODERATE ALLOCATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

MODERATE ALLOCATION FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

MODERATE ALLOCATION FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

MODERATE ALLOCATION FUND | Asset-backed Securities Risk

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

MODERATE ALLOCATION FUND | Government Securities Risk

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

MODERATE ALLOCATION FUND | Inflation-Linked Debt Securities Risk

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

MODERATE ALLOCATION FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

MODERATE ALLOCATION FUND | Sovereign Debt Risk

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

MODERATE ALLOCATION FUND | Growth Style Risk
Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
CONSERVATIVE ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Conservative Allocation Fund (the “Fund”) is to provide income and long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CONSERVATIVE ALLOCATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.46%	0.39%	0.48%
Acquired Fund Fees and Expenses	[1]	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.27%	1.20%	1.54%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - CONSERVATIVE ALLOCATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	129	403	697	1,534
Adviser Class	122	381	660	1,455
Retail Class	157	486	839	1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Under normal circumstances, the Fund will have a maximum of 30% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region, including emerging markets.

The Fund will also have a minimum of 70% of its net assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States and emerging markets), their agencies and instrumentalities, cash and cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the United States Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options, and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts. With respect to both the equity and fixed income portions of the portfolios, the Fund does not concentrate in any particular industry or sector.

Additionally, the Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts.

These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance. Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics.

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

The Fund utilizes several defensive tactics to reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. The Fund may shift equity holdings to fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investment trusts. The Fund may also buy or sell derivatives, including domestic or international stock index futures or options and option spreads on index future contracts. An option spread is a strategy where the Fund buys two different options on an index, but with different prices or expirations, in order to hedge against declines in equity market value. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	2nd Qtr. 2016	9.86%
Worst Quarter:	3rd Qtr. 2015	-12.30%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - CONSERVATIVE ALLOCATION FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	6.78%	3.43%	3.25%	Oct. 31, 2016
Adviser Class	6.88%	3.49%	3.24%	Oct. 31, 2016
Retail Class	6.53%	3.12%	2.99%	Jun. 21, 1995
Retail Class | After Taxes on Distributions	5.36%	2.06%	1.37%
Retail Class | After Taxes on Distributions and Sales	3.86%	2.02%	1.76%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Morningstar Conservative Target Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)	3.57%	1.69%	2.86%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed to the Conservative Allocation Fund on November 20, 2017. Performance prior to that date reflects the Fund’s former investment strategy, which focused on equity investments in infrastructure companies.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Morningstar Conservative Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 20% allocation to equities, reflects the returns of the market in which the Fund invests.

CONSERVATIVE ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
CONSERVATIVE ALLOCATION FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
CONSERVATIVE ALLOCATION FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

CONSERVATIVE ALLOCATION FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

CONSERVATIVE ALLOCATION FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

CONSERVATIVE ALLOCATION FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

CONSERVATIVE ALLOCATION FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

CONSERVATIVE ALLOCATION FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

CONSERVATIVE ALLOCATION FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond) without limitation. Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

CONSERVATIVE ALLOCATION FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

CONSERVATIVE ALLOCATION FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

CONSERVATIVE ALLOCATION FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

CONSERVATIVE ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

CONSERVATIVE ALLOCATION FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

CONSERVATIVE ALLOCATION FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

CONSERVATIVE ALLOCATION FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

CONSERVATIVE ALLOCATION FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

CONSERVATIVE ALLOCATION FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

CONSERVATIVE ALLOCATION FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

CONSERVATIVE ALLOCATION FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

CONSERVATIVE ALLOCATION FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

CONSERVATIVE ALLOCATION FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

CONSERVATIVE ALLOCATION FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

CONSERVATIVE ALLOCATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

CONSERVATIVE ALLOCATION FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

CONSERVATIVE ALLOCATION FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

CONSERVATIVE ALLOCATION FUND | Asset-backed Securities Risk

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

CONSERVATIVE ALLOCATION FUND | Government Securities Risk

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

CONSERVATIVE ALLOCATION FUND | Inflation-Linked Debt Securities Risk

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

CONSERVATIVE ALLOCATION FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

CONSERVATIVE ALLOCATION FUND | Sovereign Debt Risk

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

CONSERVATIVE ALLOCATION FUND | Growth Style Risk
Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
DYNAMIC ALLOCATION FUND
DYNAMIC ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Dynamic Allocation Fund (the “Fund”) is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DYNAMIC ALLOCATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.69%	0.69%	0.69%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.38%	0.31%	0.39%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.16%	1.09%	1.42%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - DYNAMIC ALLOCATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	118	368	638	1,409
Adviser Class	111	347	601	1,329
Retail Class	145	449	776	1,702

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common and preferred stocks, as well as fixed income securities. The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, which may invest in emerging markets, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities. The Fund may also invest in index funds and index-based investments.

Under normal circumstances, the Fund will have a minimum of 80% and a maximum of 95% of its net assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select investments without limitation to market capitalization range or sectors. Under normal circumstances, the Fund will invest 10% to 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets.

Within the equity portion of the strategy, Meeder Asset Management, Inc. (the “Adviser”) continually evaluates style, market capitalization, sector rotation, and international positions by utilizing a series of quantitative models to perform fundamental and technical analysis in order to identify opportunities that have the best attributes for outperformance.

Individual equity selection is driven by the Adviser’s quantitative model that evaluates securities based on exposure to value, quality, momentum, and sentiment characteristics:

●	Value is a measure of the relative value of a company using metrics such as revenue, cash flow, and income;

●	Quality is a measure of the financial performance of a company, typically measured by the stability of its earnings and cash flows, along with the strength of its balance sheet;

●	Momentum is a measure of the rate of change in the price of securities over time; and

●	Sentiment is a measure of the prevailing attitudes of investors related to anticipated price movements in the market.

Within the fixed income portion of the strategy, the Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each fixed income market segment based upon economic, market, currency and technical data and the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets among various segments of the fixed income market. After sector allocations are made, the Adviser uses a combination of traditional due diligence and performance analysis to identify investments for the Fund’s portfolio.

Under normal circumstances, the Fund will also have a minimum of 5% and a maximum of 20% of its net assets in fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”) and cash equivalent securities. The Fund may also invest in underlying fixed income funds that invest in domestic and foreign fixed income securities, including emerging markets, ETFs, closed-end funds, and unit investment trusts.

The following table shows the Fund’s asset allocation ranges:

EQUITY	Total	80 - 95%
	U.S.	55 - 85%
	International	10 - 40%
FIXED INCOME	Total	5 - 20%
	Bonds, Cash and Cash Equivalents	5 - 20%

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	2nd Qtr. 2020	19.73%
Worst Quarter:	1st Qtr. 2020	-20.13%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - DYNAMIC ALLOCATION FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	14.41%	10.23%	8.68%	Oct. 31, 2016
Adviser Class	14.60%	10.28%	8.66%	Oct. 31, 2016
Retail Class	14.16%	9.86%	8.38%	Feb. 29, 2000
Retail Class | After Taxes on Distributions	9.58%	7.57%	6.60%
Retail Class | After Taxes on Distributions and Sales	9.95%	7.11%	6.10%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)	12.50%	8.25%	8.55%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Aggressive Target Risk Index, which tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 95% allocation to equities, reflects the returns of the market in which the Fund invests.

DYNAMIC ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DYNAMIC ALLOCATION FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
DYNAMIC ALLOCATION FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

DYNAMIC ALLOCATION FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

DYNAMIC ALLOCATION FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

DYNAMIC ALLOCATION FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

DYNAMIC ALLOCATION FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

DYNAMIC ALLOCATION FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

DYNAMIC ALLOCATION FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

DYNAMIC ALLOCATION FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

DYNAMIC ALLOCATION FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

DYNAMIC ALLOCATION FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

DYNAMIC ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

DYNAMIC ALLOCATION FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

DYNAMIC ALLOCATION FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

DYNAMIC ALLOCATION FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

DYNAMIC ALLOCATION FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

DYNAMIC ALLOCATION FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

DYNAMIC ALLOCATION FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

DYNAMIC ALLOCATION FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

DYNAMIC ALLOCATION FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

DYNAMIC ALLOCATION FUND | Momentum Style Risk

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

DYNAMIC ALLOCATION FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

DYNAMIC ALLOCATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

DYNAMIC ALLOCATION FUND | Preferred Stock Risk

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

DYNAMIC ALLOCATION FUND | Value Style Risk

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

SECTOR ROTATION FUND
SECTOR ROTATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Sector Rotation Fund (the “Fund”) is to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SECTOR ROTATION FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees		none	none	0.20%
Other Expenses		0.74%	0.71%	0.73%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.58%	1.55%	1.77%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - SECTOR ROTATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	161	499	860	1,878
Adviser Class	158	490	845	1,845
Retail Class	180	557	959	2,084

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund utilizes a sector rotation strategy to identify market sectors offering the greatest investment opportunities. A market sector is a segment of the securities market that groups issuers by industry. Examples include consumer discretionary, health care, information technology, consumer staples, commodities, energy, financials, industrials, materials, real estate, communication services and utilities. Using a proprietary quantitative model, Meeder Asset Management, Inc. (the “Adviser”) rotates Fund assets between and among market sectors, outweighing those sectors considered most promising.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks or underlying funds investing in equity securities. The Fund will also typically invest between 10% and 40% of its net assets in international equity securities or underlying funds primarily investing in international equities, including companies that conduct their principal business activities in emerging markets. Under normal circumstances, the fund will also invest at least 5% and up to 20% of its net assets in fixed income securities or underlying funds primarily investing in domestic and foreign fixed income securities of any maturity and of any credit rating (including unrated and high yield fixed income securities, commonly known as “junk bonds”), exchange traded funds (“ETFs”), closed-end funds, unit investment trusts and cash equivalent securities.

The Fund may also invest directly in derivatives, such as options and futures contracts, including domestic or international stock index futures or options and option spreads on index future contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to hedge all or a portion of the Fund’s portfolio from a decline in value, or to maintain a fully invested position in equity securities. The use of these techniques may not protect against market declines and may limit the Fund’s participation in market gains, particularly in volatile market conditions.

Individual U.S. equity securities held in the Fund are intended to target the desired allocation of each respective U.S. sector based on the Advisor’s quantitative models. These sector rotation models utilize a multi-factor approach, including relative price trends within and between sectors, energy prices, interest rates, monetary policy expectations, and market risk, among others.

There are no investment limitations on the market capitalization range or geographic region. Depending on the Adviser’s assessment of market conditions, the Fund may adjust the market capitalization or geographic balance of the portfolio by investing in derivatives, mutual funds or exchange traded funds that provide exposure to the desired market segment.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and a supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	2nd Qtr. 2020	23.49%
Worst Quarter:	1st Qtr. 2020	-40.25%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - SECTOR ROTATION FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	12.42%	6.10%	6.08%	Oct. 31, 2016
Adviser Class	12.47%	6.12%	6.04%	Oct. 31, 2016
Retail Class	12.20%	5.89%	5.87%	Mar. 20, 1985
Retail Class | After Taxes on Distributions	7.54%	3.83%	4.13%
Retail Class | After Taxes on Distributions and Sales	10.37%	4.31%	4.19%
Russell 3000 Index (Reflects No Deduction for Fees, Expenses or Taxes)	23.81%	13.86%	12.55%
Morningstar Aggressive Target-Risk Index (Reflects No Dedication for Fees, Expenses or Taxes)	12.50%	8.25%	8.55%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees. The Fund’s name was changed from Quantex Fund to the Sector Rotation Fund on April 1, 2024. Performance prior to that date reflects the Fund’s former investment strategy, which focused on equity investments in mid capitalization companies.

The Russell 3000 Index is a broad-based market capitalization-weighted index of the 3,000 largest companies in the U.S. equity market. The Morningstar Aggressive Target Risk Index is an index that tracks a diversified portfolio of global equities, bonds and inflation-hedged instruments with a 95% allocation to equities, which reflects the returns of the market in which the Fund invests.

SECTOR ROTATION FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SECTOR ROTATION FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
SECTOR ROTATION FUND | Common Stock Risk

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

SECTOR ROTATION FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

SECTOR ROTATION FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

SECTOR ROTATION FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

SECTOR ROTATION FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

SECTOR ROTATION FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

SECTOR ROTATION FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

SECTOR ROTATION FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

SECTOR ROTATION FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

SECTOR ROTATION FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end fund’s share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

SECTOR ROTATION FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

SECTOR ROTATION FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

SECTOR ROTATION FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

SECTOR ROTATION FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

SECTOR ROTATION FUND | Market Capitalization Risk

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

SECTOR ROTATION FUND | Large-Capitalization Risk

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SECTOR ROTATION FUND | Mid-Capitalization Risk

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

SECTOR ROTATION FUND | Small-Capitalization Risk

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

SECTOR ROTATION FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

SECTOR ROTATION FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

SECTOR ROTATION FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

SECTOR ROTATION FUND | Sector Rotation Risk

Sector Rotation Risk. By overweighting some market sectors over others, the Fund may be more susceptible to financial market or economic events affecting issuers and industries within those sectors. As a result, the Fund may experience more volatility than mutual funds that do not emphasize investments in particular sectors and the Fund may experience greater risk of loss due to financial market or economic events that affect a particular sector the fund has emphasized.

TACTICAL INCOME FUND
TACTICAL INCOME FUND
INVESTMENT OBJECTIVE
The investment objective of the Tactical Income Fund (the “Fund”) is to provide long-term total return and income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TACTICAL INCOME FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.40%	0.40%	0.40%
Distribution/Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.49%	0.43%	0.52%
Acquired Fund Fees and Expenses	[1]	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.38%	1.32%	1.66%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - TACTICAL INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	140	437	755	1,657
Adviser Class	134	418	723	1,590
Retail Class	169	523	902	1,965

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the current year, the Fund’s portfolio turnover rate was 222% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets in fixed income securities, principally mutual and exchange traded funds that invest in domestic and foreign fixed income securities. Fixed income securities utilized by the Fund include bonds and other instruments issued by the U.S. government, municipal governments, foreign governments, government agencies or instrumentalities, U.S. and foreign corporations, including mortgage and asset-backed securities, inflation protected securities, convertible bonds, structured instruments, commercial paper, certificates of deposit, money market funds and repurchase agreements.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may invest in fixed income securities of any duration and may utilize derivative investments that provide exposure to fixed income securities. Meeder Asset Management Inc. (the “Adviser”) utilizes a quantitative model to assist in managing the duration of the Fund’s investment portfolio. Duration is a measure of a debt instrument’s interest-rate sensitivity. The longer a debt instrument’s duration, the more sensitive the instrument is to shifts in interest rates. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration. For example, if rates were to rise 1%, a bond or debt instrument with a 5-year average duration would likely lose approximately 5% of its value. Under normal circumstances, the average portfolio duration of the fixed income securities held by the Fund will not exceed ten years. The Fund may also have a negative duration. Average portfolio duration will change depending on the Adviser’s interest rate expectations and outlook on changing market, economic, and political conditions.

The Fund may invest in fixed income securities of any credit quality, including below-investment grade securities (“high-yield” or “junk bonds”), including distressed debt. The Fund may also invest in non-U.S. denominated securities (“foreign securities”), including securities from issuers in countries whose economies are less developed (“emerging markets”). Foreign securities include securities issued by non-U.S. denominated governments, foreign government agencies, and corporations located in foreign or emerging markets.

The Fund may invest in derivative instruments, such as options, futures contracts, foreign forward currency exchange contracts, interest rate futures or swaps, and credit default swaps. When utilizing derivatives, the Fund may purchase or sell long or short positions or create leverage. Derivative transactions may be used to enhance the Fund’s returns or liquidity, to obtain efficient exposure to certain market segments, and to adjust the duration of the portfolio.

The Fund may purchase shares of fixed income mutual funds, exchange traded funds, closed-end funds and unit investment trusts to provide efficient and diversified exposure to domestic, foreign or emerging market segments, including inverse and leveraged ETFs and affiliated money market funds. The Fund may also invest up to 20% of its net assets in equity securities, including preferred stock, convertible securities, common stocks and real estate investment trusts (“REITs”).

The Adviser employs a tactical investment strategy with a flexible asset allocation structure. The Fund can and will adjust its allocation of investments in response to changing trends in various market segments. The Fund will invest in specific fixed income market segments when the quantitative models signal a favorable market trend in combination with the Adviser’s own assessment of economic and market conditions to create an optimal allocation of the Fund’s assets. The Adviser may shift the Fund’s investments between fixed income market segments across the credit quality spectrum, including U.S. government securities, high yield securities, and cash or its equivalents.

Investment selection is primarily driven by proprietary quantitative models that evaluate macroeconomic and segment-specific technical factors to identify market trends and measure the relative risks and opportunities of each fixed income market segment. When selecting fixed income securities for the Fund, the Adviser uses a combination of traditional due diligence, and performance analysis to identify investments for the Fund’s portfolio.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows how the Fund’s average annual total returns for various periods compare with a broad-based securities market index and supplemental index. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2023	4.97%
Worst Quarter:	2nd Qtr. 2022	-3.37%

Average Annual Total Returns as of 12/31/24

The following table illustrates the average annual return before taxes for the Fund’s three available share classes. After tax returns are shown for the Fund’s Retail Class shares. After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for other available share classes will vary from the returns shown for the Retail Share Class.

Average Annual Total Returns - TACTICAL INCOME FUND	1 Year	5 Years	10 Years	Inception Date
Institutional Class	6.76%	2.79%	2.63%	Oct. 31, 2016
Adviser Class	6.95%	2.87%	2.62%	Oct. 31, 2016
Retail Class	6.64%	2.49%	2.34%	Jun. 30, 2011
Retail Class | After Taxes on Distributions	4.75%	1.42%	1.27%
Retail Class | After Taxes on Distributions and Sales	3.90%	1.44%	1.31%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg 1 –5 Year Government/Credit Index (Reflects No Deduction For Fees, Expenses or Taxes)	3.76%	1.29%	1.66%

Performance attributed to the Adviser and Institutional Class shares prior to inception of the class is that of the original Retail Class shares. No adjustment has been made to reflect class-specific distribution or servicing fees.

The Bloomberg U.S. Aggregate Bond Index is a broad-based market capitalization-weighted index of intermediate term investment-grade fixed income securities in the U.S. bond market. The Bloomberg 1-5 Year Government/Credit Index, an index consisting of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to five years, reflects the returns of the market in which the Fund invests.

TACTICAL INCOME FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TACTICAL INCOME FUND | Risk Lose Money [Member]
Loss of money is a risk of investing in a mutual fund.
TACTICAL INCOME FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

TACTICAL INCOME FUND | Derivatives Risk

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

TACTICAL INCOME FUND | Foreign Investment Risk

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

TACTICAL INCOME FUND | Futures Risk

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

TACTICAL INCOME FUND | Emerging Markets Risk

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

TACTICAL INCOME FUND | High Yield Risk

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

TACTICAL INCOME FUND | Interest Rate Risk

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

TACTICAL INCOME FUND | Investment Company Risk

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

TACTICAL INCOME FUND | Closed-end Fund Risk

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

TACTICAL INCOME FUND | Exchange Traded Fund and Index Fund Risk

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

TACTICAL INCOME FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

TACTICAL INCOME FUND | Liquidity Risk

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

TACTICAL INCOME FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

TACTICAL INCOME FUND | Model and Data Risk

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

TACTICAL INCOME FUND | Options Strategy Risk

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

TACTICAL INCOME FUND | Portfolio Turnover Risk

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

TACTICAL INCOME FUND | Leverage Risk

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

TACTICAL INCOME FUND | Short Sale Risk

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

TACTICAL INCOME FUND | Asset-backed Securities Risk

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

TACTICAL INCOME FUND | Government Securities Risk

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

TACTICAL INCOME FUND | Convertible Securities Risk

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock or may be exposed to the interest rate or credit risk of the issuer.

TACTICAL INCOME FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

TACTICAL INCOME FUND | Sovereign Debt Risk

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

TACTICAL INCOME FUND | Distressed Debt Risk

Distressed Debt Risk. Distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities.

TACTICAL INCOME FUND | Inverse and Leveraged Fund Risk

Inverse and Leveraged Fund Risk. The Fund may utilize inverse ETFs that seek to provide the inverse daily return of a particular index or group of securities. Over time, the inverse ETF’s returns may differ dramatically from the returns of the underlying index, an effect exacerbated with longer holding periods. Use of inverse and leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index during the same period of time.

TACTICAL INCOME FUND | Municipal Securities Risk

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of municipal obligations. Changes in a municipality’s financial circumstance may make it difficult for the municipality to make interest and principal payments when due.

TACTICAL INCOME FUND | REIT Risk

REIT Risk. The value of REITs may be affected by changes in the value and vacancy rate of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Mortgage REITs are also subject to prepayment risk. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940.

TACTICAL INCOME FUND | When-Issued and Delayed Delivery Securities Risk

When-Issued and Delayed Delivery Securities Risk. Securities purchased or sold on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price. An increase in the percentage of the Funds’ assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Funds’ net asset value.

GOVERNMENT MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND (FORMERLY, INSTITUTIONAL PRIME MONEY MARKET FUND)
INVESTMENT OBJECTIVE
The investment objective of the Government Money Market Fund (the “Fund”) is to provide current income consistent with liquidity and the preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
April 30, 2026
Annual Fund Operating Expenses - GOVERNMENT MONEY MARKET FUND		Class E		Class F		Class X	Class Y	Class Z [1]
Management Fees		0.28%		0.28%		0.28%	0.28%	0.28%
Distribution/Service (12b-1) Fees		0.20%	[2]	none		none	none	0.75%
Shareholder Servicing Fees		none		none		none	0.15%	0.25%
Other Expenses		0.21%		0.21%	[3]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.69%		0.49%		0.49%	0.64%	1.49%
Fee Waiver and/or Expense Reimbursement	[4]	(0.28%)		(0.28%)		(0.28%)	(0.47%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%		0.21%		0.21%	0.17%	1.21%
[1]	Class Z Shares are not currently offered for sale.
[2]	Distribution/Service (12b1) Fees are based on estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses for Class F shares will not correlate to the expense ratio in the Fund’s financial highlights because the “Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	Meeder Asset Management, Inc. (the “Adviser”) has contractually agreed to waive investment advisory fees for all classes of the Fund and to waive or reimburse expenses to limit the Total Fund Operating Expenses of Class Y of the Fund to 0.17% of its average daily assets, exclusive of brokerage costs, interest, taxes, dividends, dividends and other expenses in connection with the short sales of securities, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies, and extraordinary expenses. Any waiver of investment advisory fees or reimbursement of expenses is subject to recoupment within the following two fiscal years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of the current expense limitation or the limitation in place at the time of the initial waiver or reimbursement. The agreement is effective through April 30, 2026, and may not be terminated prior to that date without the consent of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - GOVERNMENT MONEY MARKET FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class E	42	132	230	518
Class F	22	68	118	268
Class X	22	68	118	268
Class Y	17	55	96	217
Class Z	123	384	665	1,466

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 99.5% of the Fund’s assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities, and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. Although these securities are high-quality, some of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high quality, a security generally must be determined to present minimal credit risk.

The Fund is a money market fund managed to meet the credit quality, maturity, portfolio diversification, and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). Consistent with these requirements, the Fund:

●	Computes its price per share for purposes of distribution, redemption and repurchase by use of the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00;

●	Only buys securities that present minimal credit risks and that are “Eligible Securities” under Rule 2a-7;

●	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7;

●	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities or as permitted under Rule 2a-7;

●	Will not hold more than 5% of its total assets in illiquid securities;

●	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less;

●	Maintains a maximum weighted average life maturity of 120 calendar days or less;

●	Maintains at least 25% of total assets in “daily liquid assets” as defined in Rule 2a-7;

●	Maintains at least 50% of total assets in “weekly liquid assets” as defined in Rule 2a-7; and

The Fund will, under normal circumstances, invest more than 25% of the value of its total assets in instruments issued by entities in the financial services group of industries. For this purpose, the financial services group of industries consists of securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements and loans collateralized by such obligations. The Fund may, however, invest less than 25% of the value of its total assets in this group of industries based on market conditions.

The Fund operates as a “government money market fund” pursuant to Rule 2a-7. As a government money market fund, the Fund is not required to impose a liquidity fee on redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board of Trustees of the Meeder Funds without shareholder approval.

PRINCIPAL RISKS
PERFORMANCE

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. Effective September 1, 2024, the Fund changed its investment strategy and its designation to a government money market fund. Prior to September 1, 2024, the Fund operated as an institutional prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations were in effect during the period prior to the Fund’s conversion to a government money market fund. The table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information, including current yields, is available by visiting www.meederinvestment.com.

Best Quarter:	4th Qtr. 2023	1.38%
Worst Quarter:	4st Qtr. 2021	0.01%

Average Annual Total Returns as of 12/31/24
Average Annual Total Returns - GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years	Inception Date
Class E	5.22%	2.51%	1.82%	Oct. 07, 2016
Class F	5.22%	2.51%	1.82%	Sep. 01, 2024
Class X	5.22%	2.51%	1.82%	Sep. 01, 2024
Class Y	5.07%	2.36%	1.67%	Sep. 01, 2024
Class Z	4.22%	1.51%	0.82%	Sep. 01, 2024

Performance prior to September 1, 2024, reflects the Fund’s former investment strategy. Performance attributed to Class F, Class X, Class Y and Class Z Shares prior to September 1, 2024, the inception of those share classes, is that of the Class E Shares, the Fund’s sole initial share class. No adjustment has been made to reflect class-specific distribution or servicing fees for Class F and Class X Shares. Performance of Class Y and Class Z Shares has been adjusted to reflect the higher expenses of those Classes. Performance shown for all share classes prior to October 7, 2016, reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.

GOVERNMENT MONEY MARKET FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
You could lose money by investing in the Fund.
GOVERNMENT MONEY MARKET FUND | Credit Risk

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

GOVERNMENT MONEY MARKET FUND | Interest Rate Risk

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. When interest rates rise, the Fund’s yield may not increase proportionately. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in in a low or negative yield and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which would adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

GOVERNMENT MONEY MARKET FUND | Issuer Cybersecurity Risk

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

GOVERNMENT MONEY MARKET FUND | Market and Geopolitical Risk

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

GOVERNMENT MONEY MARKET FUND | Government Securities Risk

Government Securities Risk. The Fund concentrates in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

GOVERNMENT MONEY MARKET FUND | Repurchase Agreement Risk

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money.

GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund May Not Preserve Dollar [Member]
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund Sponsor May Not Provide Support [Member]
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
GOVERNMENT MONEY MARKET FUND | Stable NAV Risk

Stable NAV Risk. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.